Senior Notes Payable - Schedule of Senior Notes Payable, Net (Parentheticals) (Details) - Senior Notes [Member]	Sep. 30, 2025	Jul. 11, 2025	Mar. 26, 2025	Feb. 28, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023
6.750% Senior notes due May 31, 2024 [Member]
Debt Instrument [Line Items]
Interest rate						6.75%	6.75%
6.375% Senior notes due February 28, 2025 [Member]
Debt Instrument [Line Items]
Interest rate	6.375%			6.375%	6.375%		6.375%
5.500% Senior notes due March 31, 2026 [Member]
Debt Instrument [Line Items]
Interest rate	5.50%						5.50%
6.500% Senior notes due September 30, 2026 [Member]
Debt Instrument [Line Items]
Interest rate		6.50%	6.50%				6.50%
5.000% Senior notes due December 31, 2026 [Member]
Debt Instrument [Line Items]
Interest rate	5.00%						5.00%
6.000% Senior notes due January 31, 2028 [Member]
Debt Instrument [Line Items]
Interest rate	6.00%						6.00%
5.250% Senior notes due August 31, 2028 [Member]
Debt Instrument [Line Items]
Interest rate	5.25%						5.25%